Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Core Equity Fund	5/1/2020
On March 22, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 1, 2021 (the Effective Date). As a result, on the Effective Date, Jacobs Levy Equity Management, Inc. (Jacobs Levy) no longer serves as a subadviser to the Fund and J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The third paragraph under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners Core Equity Fund" section is hereby removed.
The information under the subsection “Principal Risks” in the “Summary of VP - Partners Core Equity Fund" section is hereby revised to remove Quantitative Model Risk.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The information under the subsection "Fund Management” in the “Summary of VP - Partners Core Equity Fund" section is hereby revised to remove the information on Jacobs Levy as a subadviser and to add the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Scott Davis	Managing Director of JPMIM	Co-Portfolio Manager	May 2021
David Small	Managing Director of JPMIM	Co-Portfolio Manager	May 2021
The third through sixth paragraphs under the subsection “Principal Investment Strategies” in the “More Information About VP - Partners Core Equity Fund" section is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: J.P. Morgan Investment Management Inc. (JPMIM) and T. Rowe Price Associates, Inc. (T. Rowe Price) (JPMIM and T. Rowe Price, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments.
Each Subadviser employs an active investment strategy.
JPMIM
In managing its portion of the Fund, JPMIM employs a three-step process that combines research, valuation and stock selection. JPMIM takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow JPMIM to rank the companies in each sector group according to what JPMIM believes to be their relative value. As a part of its investment process, JPMIM seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that JPMIM believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.
On behalf of the Fund, JPMIM then buys and sells equity securities, using the research and valuation rankings as a basis. In general, JPMIM buys equity securities that are believed to be undervalued and considers selling them when they are believed to be overvalued. Along with valuation, JPMIM often considers a number of other criteria, including:
■	catalysts that could trigger a rise in a stock’s price,
■	high potential reward compared to potential risk, and
■	temporary mispricings caused by apparent market overreactions.
S-6466-362 A (04/21)

The information under the subsection “Principal Risks” in the “More Information About VP - Partners Core Equity Fund" section is hereby revised to remove Quantitative Model Risk.
The first paragraph under the subsection "Portfolio Management" in the "More Information About VP - Partners Core Equity Fund" section is hereby revised to remove the information on Jacobs Levy as a subadviser and to add the following:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with JPMIM will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2021.
The information under the subsection "Portfolio Management - Subadvisers" in the "More Information About VP - Partners Core Equity Fund" section is hereby revised to remove the information on Jacobs Levy as a subadviser and to add the following:
JPMIM, which has served as Subadviser to the Fund since May 2021, is located at 383 Madison Avenue, New York, NY 10179. JPMIM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. JPMIM was incorporated in 1984 and provides a broad range of investment strategies to meet the diverse requirements of their clients’ investment needs.
The information under the subsection "Portfolio Management - Portfolio Managers" in the "More Information About VP - Partners Core Equity Fund" section is hereby revised to remove the information on Jacobs Levy as a subadviser and to add the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Scott Davis	Managing Director of JPMIM	Co-Portfolio Manager	May 2021
David Small	Managing Director of JPMIM	Co-Portfolio Manager	May 2021
Mr. Davis is a Managing Director of JPMIM and joined the firm in 2006. Mr. Davis began his investment career in 1993 and earned a B.S. from Drexel University and an M.B.A. from Columbia Business School.
Mr. Small is a Managing Director of JPMIM and joined the firm in 2005. Mr. Small began his investment career in 2000 and earned a B.A. from Northwestern University and an M.B.A. from Columbia Business School.
Shareholders should retain this Supplement for future reference.
2
S-6466-362 A (04/21)

Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Value Fund	5/1/2020
On March 22, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 1, 2021 (the Effective Date). As a result, on the Effective Date, Dimensional Fund Advisors LP (DFA) no longer serves as a subadviser to the Fund and Pzena Investment Management, LLC (Pzena) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners International Value Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs). The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Fund may also invest up to 20% of its net assets in securities of companies in emerging market countries.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The information under the subsection “Principal Risks” in the “Summary of VP - Partners International Value Fund" section is hereby revised to remove Counterparty Risk, Derivatives Risk, Derivatives Risk - Forward Contracts Risk and Derivatives Risk - Futures Contracts Risk and to add Emerging Market Securities Risk as follows:
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners International Value Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The information under the subsection "Fund Management” in the “Summary of VP - Partners International Value Fund" section is hereby revised to remove the information on DFA as a subadviser and to add the following:
Subadviser: Pzena Investment Management, LLC (Pzena)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
Caroline Cai, CFA	Managing Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
Allison Fisch	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
S-6546-153 A (04/21)

The first through ninth paragraphs under the subsection “Principal Investment Strategies” in the “More Information About VP - Partners International Value Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs). The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Fund may also invest up to 20% of its net assets in securities of companies in emerging market countries.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Pzena Investment Management, LLC (Pzena) and Thompson, Siegel & Walmsley LLC (TSW) (Pzena and TSW, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.
Pzena
In managing its portion of the Fund’s portfolio, Pzena looks to invest in companies from a universe generally consisting of the 1,500 largest non-U.S. companies that it believes are undervalued based on its comparison of current price to an estimated normal level of earnings. Pzena utilizes a research-driven, bottom-up security selection process based on fundamental research, with relative sizing based on valuation, risk and diversification. Pzena seeks to invest in stocks that it believes are priced at a substantial discount to their intrinsic value, but have solid long-term prospects. In evaluating an investment for the Fund, Pzena focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, degree of competitive or pricing pressures and the experience and competence of management, among other factors.
In Pzena’s opinion, normal earnings provide a more accurate measure for evaluating a company’s performance by smoothing out extreme high and low periods of performance; therefore, this is the measure on which Pzena focuses. Securities considered for investment typically include companies undergoing temporary stress in the present business environment, but that have, in Pzena’s judgement, a management plan or other mechanism for restoring earnings to a normal level. Furthermore, Pzena seeks companies with attributes that provide downside valuation protection, such as trough levels of cash flow and liquidation value. Pzena employs a classic value investment approach for the Fund (i.e., constructing a portfolio of securities that are undervalued relative to their long-term earnings power).
Pzena’s sell discipline is guided by the same ranking system with which Pzena originally screens the investment universe. Pzena typically sells a security when it reaches the midpoint of its proprietary screening model which Pzena judges to be “fair value;” however, Pzena may hold a security beyond this point in order to maintain a desired level of diversification. Pzena also may sell a security to take advantage of what it believes are more attractive opportunities, when there is a change in company fundamentals or to raise cash.
The information under the subsection “Principal Risks” in the “More Information About VP - Partners International Value Fund" section is hereby revised to remove Counterparty Risk, Derivatives Risk, Derivatives Risk - Forward Contracts Risk and Derivatives Risk - Futures Contracts Risk and to add Emerging Market Securities Risk as follows:
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
2
S-6546-153 A (04/21)

The first paragraph under the subsection "Portfolio Management" in the "More Information About VP - Partners International Value Fund" section is hereby revised to remove the information on DFA as a subadviser and to add the following:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with Pzena will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2021.
The information under the subsection "Portfolio Management - Subadvisers" in the "More Information About VP - Partners International Value Fund" section is hereby revised to remove the information on DFA as a subadviser and to add the following:
Pzena, which has served as Subadviser to the Fund since May 2021, is located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Pzena, a registered investment adviser founded in 1995, is a value-oriented investment management firm that manages investment portfolios for endowments, foundations, state and municipal government entities, partnerships, corporations, investment companies, public funds, pension trusts, profit-sharing plans, high net worth individuals, and pooled funds located in the United States and in select foreign jurisdictions.
The information under the subsection "Portfolio Management - Portfolio Managers" in the "More Information About VP - Partners International Value Fund" section is hereby revised to remove the information on DFA as a subadviser and to add the following:
Subadviser: Pzena Investment Management, LLC (Pzena)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
Caroline Cai, CFA	Managing Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
Allison Fisch	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	May 2021
Mr. Goetz joined Pzena in 1996. He began his investment career in 1979 and earned a B.A. in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.
Ms. Cai joined Pzena in 2004. She began her investment career in 1998 and earned a B.A. in Economics from Bryn Mawr College.
Ms. Fisch joined Pzena in 2001. She began her investment career in 1999 and earned a B.A. in Psychology from Dartmouth College.
Shareholders should retain this Supplement for future reference.
3
S-6546-153 A (04/21)

Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2020
On March 22, 2021, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2021 (the Effective Date), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (Nuveen Asset Management) no longer serve as subadvisers to the Fund. On the Effective Date, all references to Jacobs Levy and Nuveen Asset Management are hereby removed. Also, on the Effective Date, William Blair Investment Management, LLC (William Blair) assumes day-to-day management of a portion of the Fund's portfolio as a subadviser to the Fund. Accordingly, on the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The information under the heading “Fund Management” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to remove the information for Jacobs Levy and Nuveen Asset Management as Subadvisers, including the portfolio manager information, and add the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Sub-Subadviser: Investment Counselors of Maryland, LLC (ICM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Principal of ICM	Co-Portfolio Manager	May 2021
The rest of the section remains the same.
The information in the third paragraph under the heading “Principal Investment Strategies” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby superseded and replaced with the following information:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Segall Bryant & Hamill, LLC (SBH) and William Blair Investment Management, LLC (William Blair), together with Investment Counselors of Maryland, LLC (ICM and together with William Blair, William Blair Subadvisers) (SBH and William Blair Subadvisers, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The information under the heading “Principal Investment Strategies” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Jacobs Levy and Nuveen Asset Management as Subadvisers and add the following:
William Blair
William Blair is also responsible for the supervision of Investment Counselors of Maryland, LLC (ICM) which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with William Blair. William Blair and ICM are collectively referred to as the William Blair Subadvisers.
In selecting investments for the Fund, the William Blair Subadvisers typically look to invest in companies with leading market share positions, shareholder oriented management teams, and strong balance sheet and cash flow ratios. Usually, the shares of the companies the William Blair Subadvisers buy are selling at a price to earnings ratio below the average price to earnings ratio of the stocks that comprise the Russell 2000® Index at the time of investment. In addition, the companies selected by the William Blair Subadvisers usually have higher returns on equity and capital than the average company in the Russell 2000® Index at the time of investment. The William Blair Subadvisers screen the Fund’s universe of potential investments to identify potentially undervalued securities based on factors such as financial strength, earnings valuation, and earnings quality. The William Blair Subadvisers further narrow the list of potential investments through traditional fundamental security analysis, which may include interviews with company management and a review of the assessments and opinions of outside analysts and consultants. Securities
S-6466-363 A (04/21)

are generally sold when the William Blair Subadvisers believe the shares have become relatively overvalued or it finds more attractive alternatives. The William Blair Subadvisers generally will not sell a security merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.
The rest of the section remains the same.
The first paragraph under the heading “Portfolio Management” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information on Jacobs Levy and Nuveen as subadvisers and to add the following:
A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with SBH is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2020. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with William Blair will be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2021.
The rest of the section remains the same.
The information under the heading “Subadvisers” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Jacobs Levy and Nuveen Asset Management as Subadvisers and add the following:
William Blair, which has served as Subadviser to the Fund since May 2021, is located at 150 North Riverside Plaza, Chicago, IL 60606. William Blair, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. William Blair is also responsible for the supervision of Investment Counselors of Maryland, LLC (ICM), located at 300 E. Lombard Street, Suite 810, Baltimore, Maryland 21202, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with William Blair. William Blair and ICM are registered investment advisers. William Blair was founded in 1935 and provides investment management services to mutual funds, private and public pension funds, insurance companies, endowments, foundations and sovereign wealth funds. ICM and its predecessor have provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1972.
William Blair and ICM have announced that they have signed a definitive agreement for William Blair to acquire ICM.
The rest of the section remains the same.
The information under the heading “Portfolio Managers” in the “More Information About VP - Partners Small Cap Value Fund” section is hereby revised to remove the information for Jacobs Levy and Nuveen Asset Management as Subadvisers and add the following:
Subadviser: William Blair Investment Management, LLC (William Blair)
Sub-Subadviser: Investment Counselors of Maryland, LLC (ICM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Principal of ICM	Co-Portfolio Manager	May 2021
Mr. Heaphy joined ICM in 1994. Mr. Heaphy began his investment career in 1994 and earned a B.S. from Lehigh University and a J.D. from the University of Maryland School of Law.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6466-363 A (04/21)